SCHEDULE OF DEFERRED INCOME TAX ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Fixed assets and intangible assets	$ (10,810)	$ (10,292)
Loss carryforward	7,446	12,021
Leases	(2,344)	(2,078)
Others	(102)	(29)
Less: valuation allowance	(5,172)	(12,021)
Deferred tax liabilities, net	$ (10,982)	$ (12,399)